Derivatives - Narrative (Details) - Dec. 31, 2014 $ in Thousands, £ in Millions, CAD in Millions	USD ($) derivative_instrument	GBP (£) derivative_instrument	CAD derivative_instrument
Interest rate swaps | Derivatives not designated as hedges | CPI
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative held (number of instruments) | derivative_instrument	6	6	6
Combined notional value	$ 16,861
Foreign exchange contracts | Derivatives not designated as hedges
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Combined notional value		£ 21.0	CAD 25.4
Secured Debt | Interest rate swaps
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	(886)
Cash Flow Hedging | Interest rate swaps | Derivatives designated as hedges: | Accumulated Other Comprehensive Income (Loss)
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Combined notional value	349,213
Cash Flow Hedging | Term Loan | Interest rate swaps | Derivatives designated as hedges: | Accumulated Other Comprehensive Income (Loss)
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Unrealized loss	(1,213)
Cash Flow Hedging | Secured Debt | Interest rate swaps | Derivatives designated as hedges: | Accumulated Other Comprehensive Income (Loss)
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Unrealized loss	$ (712)